Investments (Policies)	12 Months Ended
Dec. 31, 2021
Investments Abstract
Accounting policy for investments in subsidiaries, joint operations, joint ventures and associates

29.6.	Accounting policy for investments in subsidiaries, joint operations, joint ventures and associates

Basis of consolidation

The consolidated financial statements include the financial information of Petrobras and the entities it controls (subsidiaries), joint operations (at the level of interest the Company has in them) and consolidated structured entities.

Control is achieved when Petrobras: i) has power over the investee; ii) is exposed, or has rights, to variable returns from involvement with the investee; and iii) has the ability to use its power to affect its returns.

Subsidiaries are consolidated from the date on which control is obtained until the date that such control no longer exists, by using accounting policies consistent with those adopted by Petrobras. Note 11 sets out the consolidated entities and other direct investees.

Investments structured through a separate vehicle are set up so that the voting rights, or similar rights, are not the dominant factor to determine who controls the entity.

Intragroup balances and transactions, including unrealized profits arising from intragroup transactions, are eliminated in the consolidation of the financial statements.

Investments in other companies

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but not the ability to exercise control or joint control over those polices. The definition of control is set out in note 4.1.

A joint arrangement is an arrangement over which two or more parties have joint control (pursuant to contractual provisions). A joint arrangement is classified either as a joint operation or as a joint venture depending on the rights and obligations of the parties to the arrangement.

In a joint operation, the parties have rights to the assets and obligations for the liabilities related to the arrangement, while in a joint venture the parties have rights to the net assets of the arrangement. Some of the Company's activities in the E&P segment are conducted through joint operations.

Profit or loss, assets and liabilities related to joint ventures and associates are accounted for by the equity method. In a joint operation the Company recognizes the amount of its assets, liabilities and related income and expenses.

Accounting policies of joint ventures and associates have been adjusted, where necessary, to ensure consistency with the policies adopted by Petrobras. Distributions received from an investee reduce the carrying amount of the investment.

Business combination and Goodwill

A business combination is a transaction in which the acquirer obtains control of another business, regardless of it legal form. Acquisitions of businesses are accounted for using the acquisition method when control is obtained. Combinations of entities under common control are accounted for at cost. The acquisition method requires that the identifiable assets acquired and the liabilities assumed be measured at the acquisition-date fair value, with limited exceptions.

Goodwill is measured as the excess of the aggregate amount of: (i) the consideration transferred; (ii) the amount of any non-controlling interest in the acquiree; and (iii) in a business combination achieved in stages, the fair value of the acquirer’s previously held equity interest in the acquiree at the acquisition-date; over the net of the amounts of the identifiable assets acquired and the liabilities assumed. When this aggregate amount is lower than the net of the amounts of the identifiable assets acquired and the liabilities assumed, a gain on a bargain purchase is recognized in the statement of income.

Changes in ownership interest in subsidiaries that do not result in loss of control of the subsidiary are equity transactions. Any excess of the amounts paid/received, including directly attributable costs, over the carrying value of the ownership interest acquired/disposed of is recognized in shareholders’ equity as changes in interest in subsidiaries.